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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4337

Heritage Cash Trust

(Exact name of registrant as specified in charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of principal executive offices)

(Name and address of agent for service)

Registrant’s telephone number, including area code: 727-573-3800

Date of fiscal year end: August 31, 2004

Date of reporting period: July 1, 2003 to June 30, 2004

Item 1. Proxy Voting Record.

Heritage Cash Trust Money Market Fund

Heritage Cash Trust Municipal Money Market Fund

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the series named above were entitled to vote.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Heritage Cash Trust

By

(Signature and Title)

/s/ K. C. Clark

Executive Vice President

Principal Executive Officer

Insert printed name and title of signing officer